Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Income [Abstract]
Revenues	$ 2,888,607		$ 2,817,465		$ 2,670,133
Cost of revenues	2,072,742		2,085,451		1,872,263
Gross profit	815,865		732,014		797,870
Operating expenses:
Research and development, net	233,387		241,092		234,131
Marketing and selling	241,911		235,909		229,942
General and administrative	137,517		139,349		131,200
Other operating income, net					(4,756)
Total operating expenses	612,815		616,350		590,517
Operating income	203,050		115,664		207,353
Financial expenses, net	(26,086)		(13,569)		(21,251)
Other income, net	78		1,909		13,259
Income before income taxes	177,042		104,004		199,361
Income taxes	17,099		13,624		24,037
Net income after taxes	159,943		90,380		175,324
Equity in net earnings of affiliated companies and partnerships	11,160		15,377		18,796
Income from continuing operations	171,103		105,757		194,120
Income (loss) from discontinued operations and impairment, net	(616)		(15,977)		921
Net income	170,487		89,780		195,041
Less: net loss (income) attributable to non-controlling interests	(2,608)		508		(11,543)
Net income attributable to Elbit Systems Ltd.'s shareholders	167,879	[1]	90,288		183,498
Basic net earnings (losses) per share:
Continuing operations	$ 3.99		$ 2.33		$ 4.29
Discontinued operations	$ (0.01)		$ (0.22)		$ 0.01
Total	$ 3.98		$ 2.11		$ 4.30
Diluted net earnings (losses) per share:
Continuing operations	$ 3.98		$ 2.31		$ 4.24
Discontinued operations	$ (0.01)		$ (0.22)		$ 0.01
Total	$ 3.97		$ 2.09		$ 4.25
Weighted average number of shares used in computation of basic earnings per share	42,190	[1]	42,764	[1]	42,645	[1]
Weighted average number of shares used in computation of diluted earnings per share	42,277	[1]	43,131	[1]	43,217	[1]
Amounts attributable to Elbit Systems Ltd.'s shareholders
Income from continuing operations, net of income taxes	168,245		99,778		182,951
Discontinued operations, net of income taxes	(366)		(9,490)		547
Net income attributable to Elbit Systems Ltd.'s shareholders	$ 167,879	[1]	$ 90,288		$ 183,498

[1]	In thousands